SCHEDULE OF FAIR VALUE OF THE OPTIONS GRANTED (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk- free rate of return (per annum)	4.58%	4.58%
Volatility	90.17%	100.09%
Expected dividend yield	0.00%	0.00%
Fair value of underlying ordinary share	¥ 2.98	¥ 2.77
Expected term	10 years	10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise multiple		0.022
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise multiple		0.028